Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business Combinations
Acquisition of Embee Mobile
In November 2021, the Company entered into a Share Purchase Agreement pursuant to which it acquired all of the outstanding shares of Embee Mobile Inc. (“Embee”), a company incorporated under the laws of the United States. Embee is a mobile insights provider and market leader in mobile audience analytics, consumer panel and mobile sampling. The purchase consideration included a cash amount of $9,060, subject to customary closing adjustments and additional contingent consideration payments to shareholders of Embee in the aggregate amount of up to $8,300, to be paid over a two-year period, subject to the achievement of certain milestones. The assets and liabilities and the results of the operations of Embee were consolidated in the Company’s consolidated financial statements commencing the date of the acquisition. The fair value of the contingent consideration as of the acquisition date was $7,079 and is measured based on estimated future cash outflows, based upon the probabilities-weighted fair values of multiple discounted cash flow analysis. The extent to which the actual contingent consideration payment differs from the probability-weighted analysis will result in adjustments to this liability in future periods. The contingent consideration was classified as a liability, and as a result was measured at fair value as of the acquisition date and will be remeasured to fair value on each subsequent reporting date until the contingency is settled (Level 3 withing fair value hierarchy). In addition, the Company shall pay an amount up to $2,500 for the retention of employees for a period of one to two years following the acquisition, these payments will be expensed over the requisite service period and are included in the purchase consideration in accordance with ASC 805.

The preliminary fair value of the assets acquired and liabilities assumed for Embee’s acquisition were based on preliminary calculations and valuations, and the estimates and assumptions for this acquisition is subject to change as the Company obtains additional information during the respective measurement period up to one year from the acquisition date. The following summarizes the purchase price allocation of Embee’s acquisition:

Consideration	Fair Value
Total Consideration	$16,139
Less: Cash acquired	(53)
Total consideration, net of cash acquired	$16,086

Identifiable assets and liabilities assumed
Accounts receivables	$617
Other current assets	89
Deferred commissions	26
Property and equipment	13
Technology (1)	497
User panel (2)	11,202
Goodwill (3)	8,015
Trade payables	(323)
Deferred tax liabilities, net	(2,015)
Deferred revenues	(307)
Other liabilities assumed	(1,728)
Total identifiable assets acquired, net of liabilities assumed	$16,086
(1) In assessing the value of the technology, the Company used an income approach method. The technology’s economic useful life is estimated at approximately 2 years and will be amortized using the straight-line method.
(2) In assessing the value of the user panel, the Company used a cost approach. The user panel’s economic useful life is estimated at approximately 3 years and will be amortized using the straight-line method.
(3) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the     acquisition. The Company estimates that the goodwill is non-deductible for tax purposes in the United States.
The Company incurred approximately $197 of expenses in relation to the acquisition, which were recorded under general and administrative expenses for the year ended December 31, 2021.
Pro forma results of operations related to the Embee acquisition have not been presented because they are not material to the Company’s consolidated financial statements.
Acquisition of SimilarTech Assets
In April 2021, the Company entered into an agreement pursuant to which it acquired the business and certain assets and liabilities of SimilarTech Ltd., a related party (“SimilarTech”), which provides web technologies insights and analysis, for a total consideration of $500. In addition, the Company shall pay an amount up to $1,000 for the retention of employees for a period of 9 months following the acquisition, These payments are expensed over the requisite service the acquisition is considered a business combination in accordance with ASC 805.
As a result of the acquisition, the Company recognized total intangible assets of $225 and goodwill in the amount of $435. As of the acquisition date, the Company recognized net tangible liabilities of $160 in its consolidated balance sheets.
Acquired intangible assets are amortized on a straight-line basis over their estimated useful life of two to four years.
Other asset acquisitions
During 2021, the Company acquired certain technology and data assets to strengthen its data edge. These acquisitions were not financially significant individually or in the aggregate. Each of these transactions did not meet the definition of business combinations and were therefore accounted for as asset acquisitions. The total consideration paid during the year ended December 31, 2021 for these asset acquisitions was $300